UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Period Ended: June 30, 2009

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Rockbay Capital Management, LP
Address:  1515 Broadway, 12th Floor
          New York, NY 10036

13F File Number: 28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	RCM Advisors, LLC, its general partner
Name: 	Atul Khanna
Title: 	Chief Executive Officer
Phone: 	212-332-4220

Signature, Place, and Date of Signing:



/s/ Atul Khanna         New York, New York      Aug 11, 2009
-----------------       ------------------      ----------------
[Signature]             [City,State]            [Date]


Report Type:
	[X] 13F HOLDINGS REPORT.
	[ ] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

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                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     1
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $ 24,596
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form SH report is filed, other than the manager filing this report.

No.	Form 13F File Number    Name

01	28-11760                RCM Advisors, LLC

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FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASSCUSIP      (x$1000)PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE  SHARED  NONE
---------                     ---------     ---------  -------------------------------------------------------------------
Aercap Holdings               COM           N00985106      390    54000 SH       SOLE               54000
Allegheny Energy Inc.         COM           017361106      964    37600 SH       SOLE               37600
Atlas America Inc.            COM           049167109     1090    61000 SH       SOLE               61000
Atlas Pipeline Partners LP    COM           049392103      183    23000 SH  CALL SOLE               23000
Bank of America Corp          COM           060505104      688    52100 SH       SOLE               52100
BPW Acquisition Corp          COM           055637102      174    18200 SH       SOLE               18200
CSX Corp                      COM           126408103      367    10600 SH       SOLE               10600
Exterran Holdings Inc         COM           30225x103     1357    84600 SH       SOLE               84600
GHL Acquisition               WARRANT       36172h116       81   124000 SH       SOLE              124000
GHL Acquistion Corp           COM           36172h108     1421   145000 SH       SOLE              145000
Harvest Natural Resources     COM           41754V103      115    26000 SH       SOLE               26000
Hilltop Holdings Inc          COM           432748101      862    72600 SH       SOLE               72600
Infinera Corporation          COM           45667g103      160    17500 SH       SOLE               17500
Liberty Acquisition           COM           53015y107     1431   158000 SH       SOLE              158000
Liberty Acquisition           WARRANT       53015y115       43   107100 SH       SOLE              107100
Liberty Media Corp- Ent       COM           53071m500      980    36700 SH       SOLE               36700
Life Technologies Corp        COM           53217v109      338     8100 SH       SOLE                8100
Mastercard Inc- Class A       COM           57636q104      770     4600 SH       SOLE                4600
Mylan Inc                     PFD           628530206      359      415 SH       SOLE                 415
Mylan Laboratories            COM           628530107      621    47600 SH       SOLE               47600
Myriad Pharmaceuticals        COM           62856h107      567   122000 SH       SOLE              122000
Navios Maritime Acquisition   COM           Y62159101      180    19200 SH       SOLE               19200
Omnicare Inc.                 COM           681904108      652    25300 SH       SOLE               25300
Pepsi Bottling Group Inc      COM           713409100     1069    31600 SH       SOLE               31600
Schering-Plough Corp          COM           806605101     1934    77000 SH       SOLE               77000
Southern Union                COM           844030106      373    20300 SH       SOLE               20300
Sun Microsystems Inc          COM           866810203      876    95000 SH       SOLE               95000
Teradata Corp                 COM           88076w103      633    27000 SH       SOLE               27000
Terra Industries Inc.         COM           880915103      717    29600 SH       SOLE               29600
Trian Acquisition             COM           89582e108     1158   121000 SH       SOLE              121000
Trian Acquisition             WARRANT       89582e116        8    34800 SH       SOLE               34800
Walter Industries             COM           93317q105      747    20600 SH       SOLE               20600
Wind River Systems            COM           973149107      715    62400 SH       SOLE               62400
Wyeth                         COM           983024100     2333    51400 SH       SOLE               51400
Yahoo Inc.                    COM           984332106      240    15300 SH       SOLE               15300



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